Income Tax	12 Months Ended
Jan. 31, 2022
Income Tax

19. Income Tax

T he following schedule reconciles the expected income tax expense (recovery) at the Canadian combined federal and provincial statutory rate of 27% (2021 - 27%) to the amounts recognized in the consolidated statements of comprehensive loss:

	January 31, 2021 $	January 31, 2021 $	January 31, 2020 $

Net loss before taxes	(11,992,508)	(36,350,790)	(19,588,762)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(3,237,977)	(9,814,710)	(5,288,966)
Foreign tax rate differences	(139,857)	219,740	(36,227)
Permanent differences and other	340,070	115,020	194,935
Write-off and impairments	302,806	3,017,450	–
Abandoned assets	–	52,490	–
Change in deferred tax assets not recognized	2,901,624	6,410,010	5,130,258

Income tax expense	166,666	–	–

The Company’s income tax expense is allocated as follows:

	2022 $	2021 $

Current tax expense	166,666	–
Deferred tax expense	–	–

	166,666	–

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2022 $	2021 $

Tax loss carryforwards – CDA	50,216,400	33,038,280
Tax loss carryforwards - USA	474,030	539,080
Tax loss carryforwards – Europe	–	839,770
Tax loss carryforwards – Australia	12,080	434,550
Tax loss carryforwards – Hong Kong	73,160	–
Intangible assets	15,339,660	17,472,600
Property and equipment	8,120	49,740
Financing costs	5,138,660	5,242,820
Capital loss	5,184,180	4,605,190

Total unrecognized deductible temporary differences	76,446,290	62,222,030

As at January 31, 2022, the Company’s US net operating loss carryforwards total $474,030 (2021 - $539,080) which have no expiry date. Financing fees will be fully amortized in 2026. The remaining unrecognized deferred tax assets will carry forward indefinitely.

The Company’s unrecognized Canadian non-capital income tax losses expire as follows:

Expiry Date	Non-Capital Loss $

2031	63,525
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	1,169,742
2039	4,937,403
2040	11,050,992
2041	9,067,088
2042	15,046,969

50,216,400

As at January 31, 2022, the Company accrued an amount of $344,492 related to late filing penalties regarding forms required to be filed in the US.